LEASE - Schedule of Future Minimum Lease Payments of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee Disclosure [Abstract]
2024	$ 25,660
2025	39,673
2026	43,179
2027	46,237
2028	40,827
Thereafter	505,218
Total undiscounted lease payments	700,794
Less imputed interest	274,188
Total lease liabilities	$ 426,606